NOTES PAYABLE (Details) - USD ($)				9 Months Ended		12 Months Ended
	May 15, 2020	Aug. 24, 2018	Aug. 15, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Aug. 24, 2017
Debt Instrument [Line Items]
Aggregate principal amount						$ 3,500,000			$ 5,000,000
Loss on valuation of embedded derivative's fair value					$ 4,323,770	4,323,770
Loss on extinguishment of debt				$ (202,723)	$ (102,972)	$ (102,972)	$ 0	$ 0
Series D-1
Debt Instrument [Line Items]
Number of shares issued upon conversion			2,501,736
Subordinated Unsecured Convertible Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount	$ 8,215,000									$ 25,000,000
Maturity term of notes	2 years
Debt Instrument, Interest Rate, Effective Percentage	0.25%									1.29%
Minimum proceeds from issuance of equity required for conversion of notes	$ 25,000,000	$ 75,000,000